GuidePath® Flexible Income Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 99.05%
	Alternative Funds - 3.38%
378,099	WisdomTree Bloomberg U.S. Dollar Bullish Fund	$9,849,479
	Domestic Equity Funds - 3.35%
101,638	iShares U.S. Broker-Dealers & Securities Exchanges ETF (a)	9,770,461
	Domestic Fixed Income Funds - 84.17%
239,409	iShares 0-5 Year High Yield Corporate Bond ETF	9,789,434
92,784	iShares Agency Bond ETF	9,875,001
672,723	iShares Broad USD High Yield Corporate Bond ETF (a)	23,229,125
344,562	iShares Convertible Bond ETF	23,936,722
138,946	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	14,649,077
241,205	SPDR Blackstone Senior Loan ETF (a)	9,865,285
222,650	SPDR Bloomberg Barclays High Yield Bond ETF (a)	20,038,500
248,127	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	6,014,598
686,646	SPDR Portfolio Short Term Treasury ETF	19,837,203
7,267,027	Vanguard High-Yield Corporate Fund - Admiral Shares	37,425,192
612,898	Vanguard Long-Term Treasury ETF (a)	37,766,774
131,607	Vanguard Short-Term Corporate Bond ETF	9,895,530
687,294	Xtrackers USD High Yield Corporate Bond ETF (a)	23,168,681
		245,491,122
	Emerging Markets Fixed Income Funds- 4.83%
230,769	Vanguard Emerging Markets Government Bond ETF	14,072,294
	International Developed Equity Funds - 3.32%
114,024	iShares Global Healthcare ETF	9,678,357
	Total Investment Companies (Cost $296,329,341)	288,861,713

	SHORT TERM INVESTMENTS - 0.87%
	Money Market Funds - 0.87%
2,536,128	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22% (b)	2,536,128
	Total Short Term Investments (Cost $2,536,128)	2,536,128

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 21.19%
61,808,433	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 4.49% (b)	61,808,433
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $61,808,433)	61,808,433

	Total Investments (Cost $360,673,902) - 121.11%	353,206,274
	Liabilities in Excess of Other Assets - (21.11)%	(61,567,312)
	TOTAL NET ASSETS - 100.00%	$291,638,962

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2022.